Average Annual Total Returns{- Freedom Lifetime Income II Portfolio} - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income II Portfolio	VIP Freedom Lifetime Income II Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Freedom Lifetime Income II Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Freedom Lifetime Income II Portfolio-Investor VIP Return Before Taxes Past 10 years	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0801 Past 1 year	F0801 Past 5 years	F0801 Past 10 years
Total	6.27%	8.55%	7.73%	(1.54%)	3.57%	2.90%	5.85%	7.98%	7.39%